Employee compensation (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three months ended March 31, 2025 and 2024 is as follows:

	Three months ended March 31,
	2025	2024
	$	$
Cost of revenue	5,122	4,960
General and administrative	4,824	4,089
Sales and marketing	15,697	11,802
Research and development	9,012	7,729
	34,655	28,580